Commitments and Contingencies	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 11. Commitments and Contingencies

The Company has committed to pay a deferred underwriters’ compensation of $2,415,000, or 3.0% of the gross Public Offering proceeds, to the underwriters upon the Company’s consummation of an Initial Business Combination.  This deferred underwriters’ compensation is reflected in the accompanying interim balance sheets.  The underwriters will not be entitled to any interest accrued on such deferred compensation.